STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income
Interest income	$ 9,113	$ 7,617
Miscellaneous	162,575	150,564
Total income	171,688	158,181
Gain on sale of operating limited partnerships	3,596,277	3,551,414
Expenses
Fund management fee	58,455	333,223
General and administrative expenses	282,915	654,260
Professional fees	71,795	176,444
Total expenses	413,165	1,163,927
NET INCOME (LOSS)	3,354,800	2,545,668
Net income (loss) allocated to general partner	33,548	25,456
Net income (loss) allocated to limited partners	$ 3,321,252	$ 2,520,212
Net income (loss) per BAC	$ 0.04	$ 0.03
Series 20
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 21
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 22
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 23
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 24
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 25
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 26
Income
Interest income	$ 0	$ 261
Miscellaneous	0	0
Total income	0	261
Gain on sale of operating limited partnerships	0	20,845
Expenses
Fund management fee	0	3,665
General and administrative expenses	0	97,302
Professional fees	0	11,719
Total expenses	0	112,686
NET INCOME (LOSS)	0	(91,580)
Net income (loss) allocated to general partner	0	(916)
Net income (loss) allocated to limited partners	$ 0	$ (90,664)
Net income (loss) per BAC	$ 0	$ (0.02)
Series 27
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 28
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 29
Income
Interest income	$ 691	$ 143
Miscellaneous	0	0
Total income	691	143
Gain on sale of operating limited partnerships	0	29,999
Expenses
Fund management fee	1,512	1,343
General and administrative expenses	49,710	45,605
Professional fees	15,521	19,473
Total expenses	66,743	66,421
NET INCOME (LOSS)	(66,052)	(36,279)
Net income (loss) allocated to general partner	(661)	(363)
Net income (loss) allocated to limited partners	$ (65,391)	$ (35,916)
Net income (loss) per BAC	$ (0.02)	$ (0.01)
Series 30
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 31
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 32
Income
Interest income	$ 0	$ 1,321
Miscellaneous	0	0
Total income	0	1,321
Gain on sale of operating limited partnerships	0	23,823
Expenses
Fund management fee	0	4,091
General and administrative expenses	0	90,598
Professional fees	0	11,719
Total expenses	0	106,408
NET INCOME (LOSS)	0	(81,264)
Net income (loss) allocated to general partner	0	(813)
Net income (loss) allocated to limited partners	$ 0	$ (80,451)
Net income (loss) per BAC	$ 0	$ (0.02)
Series 33
Income
Interest income		$ 1,524
Total income		1,524
Gain on sale of operating limited partnerships		23,823
Expenses
Fund management fee		4,334
General and administrative expenses		97,578
Professional fees		10,544
Total expenses		112,456
NET INCOME (LOSS)	$ 0	(87,109)
Net income (loss) allocated to general partner		(871)
Net income (loss) allocated to limited partners		$ (86,238)
Net income (loss) per BAC		$ (0.03)
Series 34
Income
Interest income	486	$ 110
Total income	486	110
Expenses
Fund management fee	15,492	15,492
General and administrative expenses	38,897	33,923
Professional fees	14,321	16,623
Total expenses	68,710	66,038
NET INCOME (LOSS)	(68,224)	(65,928)
Net income (loss) allocated to general partner	(682)	(659)
Net income (loss) allocated to limited partners	$ (67,542)	$ (65,269)
Net income (loss) per BAC	$ (0.02)	$ (0.02)
Series 35
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 36
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 37
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 38
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 39
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 40
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 41
Income
Interest income	$ 0	$ 388
Miscellaneous	0	47,439
Total income	0	47,827
Gain on sale of operating limited partnerships	0	1,151,653
Expenses
Fund management fee	0	57,068
General and administrative expenses	0	87,125
Professional fees	0	22,996
Total expenses	0	167,189
NET INCOME (LOSS)	0	1,032,291
Net income (loss) allocated to general partner	0	10,323
Net income (loss) allocated to limited partners	$ 0	$ 1,021,968
Net income (loss) per BAC	$ 0	$ 0.36
Series 42
Income
Interest income		$ 2,013
Miscellaneous		6,800
Total income		8,813
Gain on sale of operating limited partnerships		247,877
Expenses
Fund management fee		7,748
General and administrative expenses		84,749
Professional fees		20,646
Total expenses		113,143
NET INCOME (LOSS)	$ 0	143,547
Net income (loss) allocated to general partner		1,435
Net income (loss) allocated to limited partners		$ 142,112
Net income (loss) per BAC		$ 0.05
Series 43
Income
Interest income	0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 44
Income
Interest income	$ 437	$ 1,021
Miscellaneous	81,588	25,468
Total income	82,025	26,489
Gain on sale of operating limited partnerships	1,746,178	815,747
Expenses
Fund management fee		35,411
General and administrative expenses	72,685	30,899
Professional fees	298	17,119
Total expenses	72,983	83,429
NET INCOME (LOSS)	1,755,220	758,807
Net income (loss) allocated to general partner	17,552	7,588
Net income (loss) allocated to limited partners	$ 1,737,668	$ 751,219
Net income (loss) per BAC	$ 0.65	$ 0.28
Series 45
Income
Interest income	$ 1,697	$ 330
Miscellaneous	58,183	31,486
Total income	59,880	31,816
Gain on sale of operating limited partnerships	1,411,858	691,381
Expenses
Fund management fee	4,846	55,010
General and administrative expenses	81,052	48,468
Professional fees	20,870	23,314
Total expenses	106,768	126,792
NET INCOME (LOSS)	1,364,970	596,405
Net income (loss) allocated to general partner	13,650	5,964
Net income (loss) allocated to limited partners	$ 1,351,320	$ 590,441
Net income (loss) per BAC	$ 0.34	$ 0.15
Series 46
Income
Interest income	$ 5,802	$ 506
Miscellaneous	22,804	39,371
Total income	28,606	39,877
Gain on sale of operating limited partnerships	438,241	546,266
Expenses
Fund management fee	36,605	149,061
General and administrative expenses	40,571	38,013
Professional fees	20,785	22,291
Total expenses	97,961	209,365
NET INCOME (LOSS)	368,886	376,778
Net income (loss) allocated to general partner	3,689	3,768
Net income (loss) allocated to limited partners	$ 365,197	$ 373,010
Net income (loss) per BAC	$ 0.12	$ 0.13